Average Annual Total Returns - FidelityStrategicRealReturnFund-RetailPRO - FidelityStrategicRealReturnFund-RetailPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2022
Fidelity Strategic Real Return Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.81%
Past 5 years	5.81%
Past 10 years	3.67%
Fidelity Strategic Real Return Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.40%
Past 5 years	3.98%
Past 10 years	2.23%
Fidelity Strategic Real Return Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.39%
Past 5 years	3.66%
Past 10 years	2.18%
LB124
Average Annual Return:
Past 1 year	5.96%
Past 5 years	5.34%
Past 10 years	3.09%
F0665
Average Annual Return:
Past 1 year	14.66%
Past 5 years	5.51%
Past 10 years	3.37%